Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Class A	Class B	SPT Explorer LLC and Navigator Spirit LLC	Teekay Tanker Operations Ltd Class B	TIL	Equity of Entities under Common Control	Equity of Entities under Common Control SPT Explorer LLC and Navigator Spirit LLC	Equity of Entities under Common Control Teekay Tanker Operations Ltd	Equity of Entities under Common Control Teekay Tanker Operations Ltd Class B	Common Stock and Paid-in Capital	Common Stock and Paid-in Capital Class A	Common Stock and Paid-in Capital Class B	Common Stock and Paid-in Capital Teekay Tanker Operations Ltd Class B	Common Stock and Paid-in Capital TIL Class A	Accumulated Deficit	Accumulated Deficit SPT Explorer LLC and Navigator Spirit LLC	Accumulated Deficit Teekay Tanker Operations Ltd Class B
Beginning Balance, shares (in shares) at Dec. 31, 2014											112,064
Beginning Balance at Dec. 31, 2014	$ 496,684						$ 40,961					$ 785,515	$ 17,135			$ (346,927)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	183,626						6,699	$ 2,708	$ 4,000							176,927
Proceeds from issuance of common stock, net of offering costs (in shares)												37,201	6,512
Proceeds from issuance of common stock, net of offering costs		$ 246,032	$ 45,500									$ 246,032	$ 45,500
Acquisitions				$ (40,502)				(27,191)									$ (13,311)
Value adjustment to share issuance to Teekay Corporation for purchase of the initial 50% of TTOL (note 6)	(239)															(239)
Net change in parent's equity from Entities under Common Control (note 3)	1,549						1,549
Dividends declared	(33,863)															(33,863)
Equity-based compensation (in shares)											254
Equity-based compensation	692											692
Ending Balance, shares (in shares) at Dec. 31, 2015											156,031
Ending Balance at Dec. 31, 2015	899,479						22,018					$ 1,032,239	62,635			(217,413)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	67,823						4,968	0	5,000							62,855
Proceeds from issuance of common stock, net of offering costs (in shares)												3,020
Proceeds from issuance of common stock, net of offering costs		7,558										$ 7,558
Net change in parent's equity from Entities under Common Control (note 3)	130						130
Return of capital from Entities under Common Control (note 3)	(15,000)						(15,000)
Dividends declared	(28,122)															(28,122)
Equity-based compensation (in shares)											253
Equity-based compensation	872											872
Ending Balance, shares (in shares) at Dec. 31, 2016											159,304
Ending Balance at Dec. 31, 2016	932,740						12,116					$ 1,040,669	62,635			(182,680)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(58,023)						1,304	$ 0	$ 1,300							(59,327)
Proceeds from issuance of common stock, net of offering costs (in shares)												5,955
Proceeds from issuance of common stock, net of offering costs		$ 13,521										$ 13,521
Acquisitions (in shares)														13,775	88,978
Acquisitions					$ (13,234)	$ 151,262				$ (13,420)				$ 25,897	$ 151,262			$ (25,711)
Dividends declared	(20,679)															(20,679)
Equity-based compensation (in shares)											190
Equity-based compensation	1,014											1,014
Ending Balance, shares (in shares) at Dec. 31, 2017											268,202
Ending Balance at Dec. 31, 2017	$ 1,006,601						$ 0					$ 1,206,466	$ 88,532			$ (288,397)